SCHEDULE OF RESERVES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Foreign currency translation	$ 847,408	$ 746,819	$ 718,955
Share-based payments	5,688,148	10,751,832	10,314,324
Total reserves	6,535,556	11,498,651
Balance at the beginning of the financial year	746,819	718,955
Add: net currency translation gain / (loss)	100,589	27,864	(37,468)
Balance at the end of the financial year	847,408	746,819	718,955
Balance at the beginning of the financial year	10,751,832	10,314,324
Add: share-based payments expense
Add: Issue of performance rights	125,500	437,508
Add: Valuation of warrants	134,956
Less: Options/warrants expired	(5,241,452)
Less: Exercise of performance rights	(82,688)
Balance at the end of the financial year	$ 5,688,148	$ 10,751,832	$ 10,314,324